Inventories (Details) - Schedule of allowance for losses and damages - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of allowance for losses and damages [Abstract]
At the beginning of the year	R$ (37)	R$ (51)	R$ (61)
Additions	(435)	(315)	(16)
Reversals	17	13	3
Discontinued operations			28
Foreign currency translation adjustment			(5)
Write-offs	387	316
At the end of the year	R$ (68)	R$ (37)	R$ (51)